Remuneration System for the Management Board and Employees of the Group	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Remuneration System for the Management Board and Employees of the Group
7 Remuneration System for the Management Board and Employees of the Group

7.1	STOCK OPTION PLANS

7.1.1	2017 STOCK OPTION PLAN
On April 1, 2017, MorphoSys established a stock option plan (SOP) for the Management Board, the Senior Management Group and selected employees of the Company who are not members of the Senior Management Group (beneficiaries). In accordance with IFRS 2, the program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was April 1, 2017, and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is € 55.52.
MorphoSys reserves the right to settle the exercise of stock options through newly created shares from Conditional Capital
2016-III,
 the issuance of treasury shares or in cash. The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2024.
If a member of the Management Board loses his or her position at MorphoSys Group through termination (or the Management Board member terminates the service contract), resignation, death, injury, disability or the attainment of retirement age (receipt of a standard retirement pension, early-retirement pension or disability pension, as long as the requirements for the disability pension entitlement are met) or under other circumstances subject to the Supervisory Board’s discretion, the Management Board member (or the member’s heirs) is entitled to a precise daily pro rata amount of subscription rights.

If a member of the
Management
Board loses his or her position at MorphoSys Group for good reason as defined by Section 626 (2) of the German Civil Code (BGB), all unexercised stock options will be forfeited without any entitlement to compensation.
If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the four-year vesting period.
As of April 1, 2017, a
total
of 81,157 stock options had been granted to the beneficiaries, of which 40,319 had been granted to the Management Board (further details can be found in the “Stock Options” table in Note 7.5 “Related Parties”), 37,660 to the Senior Management Group and 3,178 to selected Company employees who do not belong to the Senior Management Group. The original number of stock options granted was based on 100% target achievement. Based on the achievement of performance criteria to date, the target achievement is expected to be 130.9%. For performance criteria that have not yet been met, 100% target achievement is assumed. Under this assumption, the total number of subscription rights to be exercised, i.e., the total number of shares to be issued at the end of the four-year vesting period/performance period would currently increase to 95,222 shares. The fair value of the stock options on the grant date (April 1, 2017) was € 21.41 per stock option. In the period from the grant date to December 31, 2019, seven beneficiaries left MorphoSys, resulting in the forfeiture of 8,398 stock options. For the calculation of personnel expenses resulting from share-based payment under the 2017 Stock Option Plan, the assumption is that two beneficiaries would leave the Company during the four-year period. This assumption was updated since 2018.
In 2019, personnel expenses from stock options under the Group’s 2017 SOP amounted to € 252,393 (2018: € 436,154).

7.1.2	2018 STOCK OPTION PLAN
On April 1, 2018, MorphoSys established a stock option plan (SOP) for the Management Board, the Senior Management Group and selected Company employees who are not members of the Senior Management Group (beneficiaries). In accordance with IFRS 2, the program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was April 1, 2018, and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is € 81.04.

MorphoSys reserves the right to settle the exercise of stock options using either newly created shares from Conditional Capital
2016-III,
 issuing treasury shares or in cash should the exercise from Conditional Capital
2016-III
 not be possible. The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2025.
If a member of the Management Board loses his or her position at MorphoSys Group prior to the end of the four-year vesting period/performance period, the Management Board member (or the member’s heirs) is entitled to a precise daily pro rata amount of subscription rights.
If a member of the Management Board loses his or her position at MorphoSys Group for good reason as defined by Section 626 (2) of the German Civil Code (BGB), all unexercised stock options will be forfeited without any entitlement to compensation.
If a cumulative absence of more than 90 days occurs during the four-year vesting period/performance period, the beneficiary is entitled to a precise daily pro rata amount of subscription rights. Absence is defined as either a continued period of lost work time due to illness or inactivity of a beneficiary or employment relationship without continued pay.
If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the four-year vesting period.
As of April 1, 2018, a total of 67,778 stock options had been granted to beneficiaries, of which 29,312 had been granted to the Management Board (further details can be found
in the “Stock Options” table in Note 7.5 “Related Parties”), 34,276 to the Senior Management Group and 4,190 to selected Company employees who do not belong to the Senior Management Group. The stated number of stock options granted is based on 100% target achievement. Based on the achievement of performance criteria to date, the target achievement is expected to be 105.9%. For performance criteria that have not yet been met, 100% target achievement is assumed. Under this assumption, the total number of subscription rights to be exercised, i.e., the total number of shares to be issued at the end of the four-year holding period/performance period would currently increase to 68,341 shares. The fair value of the stock options on the grant date (April 1, 2018) was € 30.43 per stock option. In the period from the grant date to December 31, 2019, four beneficiaries left MorphoSys, resulting in the forfeiture of 2,443 stock options. For the calculation of personnel expenses resulting from share-based payment under the 2018 Stock Option Plan, the assumption is that four beneficiaries would leave the Company during the four-year period.
In 2019, personnel expenses from stock options under the Group’s 2018 SOP amounted to € 704,954 (2018: € 925,635).

7.1.3	2019 STOCK OPTION PLAN
On April 1, 2019, MorphoSys established a stock option plan (SOP) for the Management Board, the Senior Management Group and selected employees of the Company who are not members of the Senior Management Group (beneficiaries). In accordance with IFRS 2, the program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was April 1, 2019, and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is € 87.86.
MorphoSys reserves the right to settle the exercise of stock options using either newly created shares from Conditional Capital
2016-III,
issuing treasury shares or in cash should the exercise from Conditional Capital
2016-III
not be possible. The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 202
6
.
If a member of the Management Board loses his or her position at MorphoSys Group prior to the end of the four-year vesting period/performance period, the Management Board member (or the member’s heirs) is entitled to a precise daily pro rata amount of subscription rights.
If a member of the Management Board loses his or her position at MorphoSys Group for good reason as defined by Section 626 (2) of the German Civil Code (BGB), all unexercised stock options will be forfeited without any entitlement to compensation.

If a cumulative absence of more than 90 days occurs during the four-year vesting period/performance period, the beneficiary is entitled to a precise daily pro rata amount of subscription rights. Absence is defined as either a continued period of lost work time due to illness or inactivity of a beneficiary or employment relationship without continued pay.
If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the four-year vesting period.
As of April 1, 2019, a total of 76,482 stock options had been granted to beneficiaries, of which 31,395 had been granted to the Management Board (further details can be found in the “Stock Options” table in Note 7.5 “Related Parties”), 38,005 to the Senior Management Group and 7,082 to selected Company employees who do not belong to the Senior Management Group. The stated number of stock options granted is based on 100% target achievement. The fair value of the stock options on the grant date was € 31.81 per stock option. In the period from the grant date to
December 31
, 2019, one beneficiary had left MorphoSys, resulting in the forfeiture of 267 stock options. For the calculation of personnel expenses resulting from share-based payment under the 2019 Stock Option Plan, the assumption is that four beneficiaries would leave the Company during the four-year period.
On October 1, 2019, MorphoSys established a further stock option plan (SOP) for one member of the Management Board. The terms and conditions were identical to those of the program established on April 1, 2019. A total of 57,078 stock options were granted. The exercise price is € 106.16. The fair value of the stock options on the grant date was € 35.04 per stock option.
In 2019, personnel expenses from stock options under the Group’s 2019 SOP amounted to € 1,718,087.
The fair value of the stock options from the 2017, 2018 and 2019 stock option plans was determined using
a Monte Carlo simulation. The expected volatility is based on the development of the share volatility of the last four years. Furthermore, the calculation of fair value equally considered the performance criteria of the absolute
and
relative performance of MorphoSys shares compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The parameters of each program are listed in the table below.

	April 2017 Stock Option Plan	April 2018 Stock Option Plan	April 2019 Stock Option Plan	October 2019 Stock Option Plan
Share Price on Grant Date in €	55.07	81.05	85.00	98.10
Exercise Price in €	55.52	81.04	87.86	106.16
Expected Volatility of the MorphoSys share in %	37.49	35.95	37.76	38.02
Expected Volatility of the Nasdaq Biotech Index in %	25.07	25.10	18.61	18.17
Expected Volatility of the TecDAX Index in %	16.94	17.73	26.46	24.82
Performance Term of Program in Years	4.0	4.0	4.0	4.0
Dividend Yield in %	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	between 0.03 and 0.23	between 0.02 and 0.15	between 0.02 and 0.13	between 0.0 and 0.02

7.2	2013 CONVERTIBLE BOND PROGRAM
On April 1, 2013, MorphoSys AG granted the Management Board and members of the Senior Management Group (beneficiaries) convertible bonds with a total nominal value of € 225,000, divided into
449,999
no-par-value
bearer bonds with equal rights from “Conditional Capital
2008-III”.
The beneficiaries have the right to convert the bonds into Company shares. Each convertible bond can be exchanged for one of the Company’s no-par-value
bearer shares equal to the proportional amount of common stock, which currently stands at € 1. Exercise of the convertible bonds is subject to several conditions, such as the achievement of performance targets, the expiration of vesting periods, the exercisability of the conversion rights, the existence of an employment or service contract that is not under notice and the commencement of the exercise period.
The conversion price amounted to € 31.88 and was derived from the Company’s share price in the XETRA closing auction of the Frankfurt Stock Exchange on the trading day preceding the issue of the convertible bonds. The exercise of the conversion rights is admissible since, on at least one trading day during the lifetime of the convertible bonds, the share price of the Co
m
pany has risen to more than 120% of the price in the XETRA closing auction of the Frankfurt Stock Exchange on the trading
day preceding the issue of the convertible bonds.
The table below shows the development of the convertible bond programs for Group employees in the 2019, 2018 and 2017 financial years.

	Convertible Bonds	Weighted- average Price (€)
Outstanding on January 1, 2017	436,585	31.88
Granted	0	0.00
Exercised	0	0.00
Forfeited	(261,015)	31.88
Expired	0	0.00
Outstanding on December 31, 2017	175,570	31.88

Outstanding on January 1, 2018	175,570	31.88
Granted	0	0.00
Exercised	(32,537)	31.88
Forfeited	0	0.00
Expired	0	0.00
Outstanding on December 31, 2018	143,033	31.88

Outstanding on January 1, 2019	143,033	31.88
Granted	0	0.00
Exercised	(118,386)	31.88
Forfeited	0	0.00
Expired	0	0.00
Outstanding on December 31, 2019	24,647	31.88
From the grant date until December 31, 2019, one beneficiary left MorphoSys and, therefore, 13,414 convertible bonds were forfeited. As of December 31, 2019, the number of vested convertible bonds totaled 24,647 shares (December 31, 2018: 143,033 shares; December 31, 2017: 175.570 shares).
The following overview includes the weighted-average exercise price as well as information on the contract duration of significant groups of convertible bonds as of December 31, 2019.

Range of Exercise Prices	Number Outstanding	Remaining Contractual Life (in Years)	Weighted- average Exercise Price (€)	Number Exercisable	Weighted- average Exercise Price (€)
€ 25.00 - € 40.00	24,647	0.25	31.88	24,647	31.88
	24,647	0.25	31.88	24,647	31.88
The Group recognized personnel expenses resulting from convertible bonds on a straight-line basis in accordance with IFRS 2 and IAS 32.28. The equity component of the convertible bonds is presented separately under additional paid-in
capital. The corresponding amount was recognized as personnel expenses from convertible bonds. Compensation expenses related to convertible bonds amounted to € 0 in 2019, € 0 in 2018 and € 287,601 in 2017.
7.3	LONG-TERM INCENTIVE PROGRAMS

7.3.1	2014 LONG -TERM INCENTIVE PLAN
On April 1, 2014, MorphoSys established a Long-Term Incentive Plan (LTI Plan) for the Management Board and the Senior Management Group (beneficiaries). The vesting period of this plan expired on April 1, 2018. In accordance with IFRS 2, this program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan and is paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The key performance criteria are based on the absolute MorphoSys share price performance and the relative MorphoSys share price performance compared to the Nasdaq Biotechnology Index and the TecDAX Index. These criteria are approved annually by the Supervisory Board. The fulfillment of these criteria was set at 200% for one year, 54% for one year and 0% for two years. The Supervisory Board set the “company factor” at 1.0, meaning the number of performance shares to be allocated was scaled by a factor of 1.0. Based on these terms and the company factor, a total of 17,219 performance shares of MorphoSys AG was transferred to beneficiaries until October 10, 2018 after the expiration of the four-year vesting period. The Management Board received 6,969 performance shares (for further information, see the tables entitled “Shares” and “Performance Shares” in Note 7.5 “Related Parties”), the Senior Management Group received 8,216 performance shares and former members of the Management Board and Senior Management Group, who have since left the Company, received 2,034 performance shares.
In 2019, personnel expenses resulting from performance shares under the Group’s 2014 LTI Plan amounted to € 0 (2018: € 6,388; 2017: € 55,759).

7.3.2	2015 LONG-TERM INCENTIVE PLAN
On April 1, 2015, MorphoSys established a Long-Term Incentive Plan (LTI Plan) for the Management Board and the Senior Management Group (beneficiaries). The vesting period for this LTI Plan expired on April 1, 2019. The program is considered an equity-settled share-based payment in accordance with IFRS 2 and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance cr
i
teria are achieved. These criteria are evaluated annually by the Supervisory Board. The performance criteria are based on a mathematical comparison of the absolute and relative performance of the MorphoSys share price against the Nasdaq Biotech Index and the TecDAX Index. Achievement of these criteria was set at 100% for one year, 94% for one year and 200% for two years. In addition, the Supervisory Board set a “company factor” as “1”, which determines the number of performance shares to be issued. Based on these conditions and the set factor, 52,328 performance shares of MorphoSys AG were transferred to the beneficiaries after the four-year vesting period in the period ending December 31, 2019. In August 2019, the original six-month
transfer period for the performance shares was extended from October 14, 2019 to December 31, 2019, which had no impact on the fair value of the performance shares and the period over which compensation expense is recognized. The Management Board received 19,815 performance shares (for further details, see the tables entitled “Shares” and “Performance shares” in Note 7.5 “Related parties”), the Senior Management Group received 18,798 performance shares. A total of 13,715 performance shares were granted to former members of the Management Board and the Senior Management Group who have since left the Company.
In 2019, personnel expenses resulting from performance shares under the Group’s 2015 LTI Plan amounted to € 6,714 (2018: € 109,511; 2017: € 201,608).

7.3.3	2016 LONG -TERM INCENTIVE PLAN
On April 1, 2016, MorphoSys established a Long-Term Incentive Plan (LTI Plan) for the Management Board and the Senior Management Group (beneficiaries). In accordance with IFRS 2, this program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. These criteria are evaluated annually by the Supervisory Board. The grant date was April 1, 2016, and the vesting/performance period is four years. If the predefined key performance criteria for the respective period are fully met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The number of performance shares vested each year will be reduced or increased to the extent that the performance criteria of the respective year have been achieved between only 50% and 99.9% (<100%) or the achievement of the performance criteria has exceeded 100% (maximum 200%). If in one year the performance criteria are met by less than 50%, no performance shares will become vested in that year. In any case, the maximum payout at the end of the four-year period is limited by a factor determined by the Group, which generally amounts to 1. However, in justified cases, the Supervisory Board may set this factor freely between 0 and 2, for example, if the level of payment is regarded as unreasonable in view of the general development of the Company. The right to receive a specific allocation of performance shares under the LTI Plan, however, occurs only at the end of the four-year vesting/performance period.
At the end of the four-year waiting period, there is a
six-month
exercise period during which the Company can transfer the performance shares to the beneficiaries. The beneficiaries are free to choose the award date within this exercise period.
If the number of repurchased shares is not sufficient to service the LTI Plan, MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the fair value of the performance shares on the grant date.
If a member of the Management Board loses his or her position at MorphoSys Group due to termination (or if the Management Board member terminates the service contract), resignation, death, injury, disability, by reaching retirement age (receipt of a standard retirement pension, early-retirement pension or disability pension, as long as the requirements for the disability pension entitlement are met) or under other circumstances subject to the Supervisory Board’s discretion, the Management Board member (or the member’s heirs) is entitled to a precise daily pro rata amount of performance shares.
If a member of the Management Board loses his or her position at MorphoSys Group for good reason as defined by Section 626 (2) of the German Civil Code (BGB) and/or as defined by Section 84 (3) of the German Stock Corporation Act (AktG), the beneficiary will not be entitled to performance shares.
If a change of control occurs during the four-year vesting period, all performance shares will become fully vested. In this case, the right to receive a specific allocation of performance shares under the LTI Plan occurs only at the end of the four-year vesting period.
A total of 68,143 treasury shares were allocated to beneficiaries on April 1, 2016, with 35,681 performance shares allocated to the Management Board (for further details see the tables entitled “Performance Shares” in Note 7.5 “Related parties”) and 32,462 performance shares to the Senior Management Group. The original number of performance shares allocated was based on the 100% target achievement of the performance criteria and a company factor of 1. Based on the achievement of performance criteria to date, the overall achievement of the target is expected to be 148.5%. For performance criteria that have not yet been met, 100% target achievement is assumed. Under this assumption, the total number of performance shares to be allocated at the end of the four-year vesting period/performance period would currently increase to 84,290 shares. The fair value of the performance shares on the grant date (April 1, 2016) was € 46.86 per share. No dividends were included in the determination of the fair value of the performance shares because the Group does not intend to distribute any dividends in the foreseeable future. From the grant date until December 31, 2019, nine beneficiaries left MorphoSys, and therefore 10,998 performance shares were forfeited. For the calculation of the personnel expenses from share-based payment under the 2016 LTI Plan, it was initially assumed that one beneficiary would leave the Company during the four-year period. This assumption was updated in 2018.
In 2019, personnel expenses resulting from performance shares under the Group’s 2016 LTI Plan amounted to € 141,473 (2018: € 330,727; 2017: € 663,624).

7.3.4	2017 LONG-TERM INCENTIVE PLAN
On April 1, 2017, MorphoSys established another Long-Term Incentive Plan (LTI Plan) for the Management Board, the Senior Management Group and selected employees of the Company who are not members of the Senior Management Group (beneficiaries). In accordance with IFRS 2, this program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The grant date was April 1, 2017, and the vesting/performance period is four years. If the predefined performance criteria for the respective period are fully met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The performance criteria can be met annually up to a maximum of 300% and up to 200% for the entire four-year period. If the specified performance criteria are met by less than 0% in one year, no shares will be earned for that year (entitlement). In any case, the maximum payout at the end of the four-year period is limited by a factor determined by the Group, which generally amounts to 1. However, in justified cases, the Supervisory Board may set this factor freely between 0 and 2, for exa
m
ple, if the level of payment is regarded as unreasonable in view of the Company’s general development. The right to receive a specific allocation of performance shares under the LTI Plan, however, occurs only at the end of the four-year vesting/performance period.
At the end of the four-year waiting period, there is a
six-month
exercise period during which the Company can transfer the performance shares to the beneficiaries. The beneficiaries are free to choose the award date within this exercise period.
If the number of repurchased shares is not sufficient for servicing the LTI Plan, MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the fair value of the performance shares on the grant date.
If a member of the Management Board loses his or her position at MorphoSys Group because of termination (or if the Management Board member terminates the service contract), resignation, death, injury, disability, by reaching retirement age (receipt of a standard retirement pension, early-retirement pension or disability pension, as long as the requirements for the disability pension entitlement are met) or under other circumstances subject to the Supervisory Board’s discretion, the Management Board member (or the member’s heirs) is entitled to performance shares determined on a precise daily pro rata basis.
If a member of the Management Board loses his or her position at MorphoSys Group for good reason as defined by Section 626 (2) of the German Civil Code (BGB) and/or as defined by Section 84 (3) of the German Stock Corporation Act (AktG), the beneficiary will not be entitled to performance shares.
If a change of control occurs during the four-year vesting period, all performance shares will become fully vested. In this case, the right to receive a specific allocation of performance shares under the LTI Plan occurs only at the end of the four-year vesting period.
A total of 31,549 treasury shares were allocated to beneficiaries on April 1, 2017, with 15,675 performance shares allocated to the Management Board (for further details see the table entitled “Performance Shares” in Note 7.5 “Related Parties”), 14,640 performance shares allocated to the Senior Management Group and 1,234 performance shares allocated to selected employees of the Company who are not members of the Senior Management Group. The original number of performance shares allocated was based on the 100% target achievement of the performance criteria and a company factor of 1. Based on the achievement of performance criteria to date, the overall achievement of the target is expected to be 155%. For performance criteria that have not yet been met, 100% target achievement is assumed. Under this assumption, the total number of performance shares to be allocated at the end of the four-year vesting period/performance period would currently increase to 48,832 shares. The fair value of the performance shares on the grant date (April 1, 2017) was € 70.52 per share. From the grant date until December 31, 2019, eight beneficiaries left MorphoSys, and therefore 1,711 performance shares were forfeited. For the calculation of the personnel expenses from share-based payment under the 2017 LTI Plan, the assumption is that two beneficiaries would leave the Company during the four-year period. This assumption was updated in 2018.
In 2019, personnel expenses resulting from performance shares under the Group’s 2017 LTI Plan amounted to € 323,165 (2018: € 558,446; 2017: € 1,026,037).

7.3.5	2018 LONG-TERM INCENTIVE PLAN
On April 1, 2018, MorphoSys established another Long-Term Incentive Plan (LTI Plan) for the Management Board, the Senior Management Group and selected employees of the Company who are not members of the Senior Management Group (beneficiaries). In accordance with IFRS 2, this program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The grant date was April 1, 2018, and the vesting/performance period is four years. If the predefined performance criteria for the respective period are 100% met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The performance criteria can be met annually up to a maximum of 300% and up to 200% for the entire four-year period. If the specified performance criteria are met by less than 0% in one year, no shares will be earned for that year (entitlement). In any case, the maximum payout at the end of the four-year period is limited by a factor determined by the Group, which generally amounts to 1. However, in justified cases, the Supervisory Board may set this factor freely between 0 and 2, for example, if the level of payment is regarded as unreasonable in view of the general development of the Company. The right to receive a specific allocation of performance shares under the LTI Plan, however, occurs only at the end of the four-year vesting/performance period.
At the end of the four-year waiting period, there is a
six-month
exercise period during which the Company can transfer the performance shares to the beneficiaries. The beneficiaries are free to choose the award date within this exercise period.
If the number of repurchased shares is not sufficient for servicing the LTI Plan, MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the fair value of the performance shares on the grant date.
If a member of the Management Board loses his or her position at MorphoSys Group before the end of the vesting/performance period, the Management Board member (or the member’s heirs) is entitled to performance shares determined on a precise daily pro rata basis.
If a member of the Management Board loses his or her position at MorphoSys Group for good reason as defined by Section 626 (2) of the German Civil Code (BGB) and/or as defined by Section 84 (3) of the German Stock Corporation Act (AktG), the beneficiary will not be entitled to performance shares.

If a cumulative absence of more than 90 days occurs during the four-year vesting period/performance period, the beneficiary is entitled to a precise daily pro rata amount of performance shares. Absence is defined as either a continued period of lost work time due to illness or inactivity of a beneficiary or employment relationship without continued pay.
If a change of control occurs during the four-year vesting period, all performance shares will become fully vested. In this case, the right to receive a specific allocation of performance shares under the LTI Plan occurs only at the end of the four-year vesting period.
As of April 1, 2018, a total of 20,357 treasury shares were allocated to beneficiaries with 8,804 performance shares allocated to the Management Board, 10,291 performance shares allocated to the Senior Management Group and 1,262 to performance shares allocated to selected employees of the Company who are not members of the Senior Management Group.
The original number of performance shares allocated was based on the 100% target achievement of the performance criteria and a company factor of 1. Based on the achievement of performance criteria to date, the overall achievement of the target is expected to be 105%. For performance criteria that have not yet been met, 100% target achievement is assumed. Under this assumption, the total number of performance shares to be allocated at the end of the four-year vesting period/performance period would currently increase to 21,163 shares. The fair value of the performance shares on the grant date (April 1, 2018) was € 103.58 per share. From the grant date until December 31, 2019, four beneficiaries left MorphoSys, resulting in the forfeiture of 703 performance shares. For the calculation of personnel expenses from share-based payment under the 2018 LTI Plan, the assumption is that four beneficiaries would leave the Company during the four-year period.
In 2019, personnel expenses resulting from performance shares under the Group’s 2018 LTI Plan amounted to € 720,764 (2018: € 946,346).

7.3.6	2019 LONG-TERM INCENTIVE PLAN
On April 1, 2019, MorphoSys established another Long-Term Incentive Plan (LTI Plan) for the Management Board, the Senior Management Group and selected employees of the Company who are not members of the Senior Management Group (beneficiaries). In accordance with IFRS 2, this program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The grant date was April 1, 2019, and the vesting/performance period is four years. If the predefined performance criteria for the respective period are 100% met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The performance criteria can be met annually up to a maximum of 300% and up to 200% for the entire four-year period. If the specified performance criteria are met by less than 0% in one year, no shares will be earned for that year (entitlement). In any case, the maximum payout at the end of the four-year period is limited by a factor determined by the Group, which generally amounts to 1. However, in justified cases, the Supervisory Board may set this factor freely between 0 and 2, for example, if the level of payment is regarded as unreasonable in view of the general development of the Company. The right to receive a specific allocation of performance shares under the LTI Plan, however, occurs only at the end of the four-year vesting/performance period. At the end of the four-year vesting period, there is a six-month
exercise period during which the Company can transfer the performance shares to the beneficiaries.
If the number of repurchased shares is not sufficient for servicing the LTI Plan, MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the fair value of the performance shares on the grant date.

If a member of the Management Board loses his or her position at MorphoSys Group before the end of the vesting/performance period, the Management Board member (or the member’s heirs) is entitled to performance shares determined on a precise daily pro rata basis.
If a member of the Management Board loses his or her position at MorphoSys Group for good reason as defined by Section 626 (2) of the German Civil Code (BGB) and/or as defined by Section 84 (3) of the German Stock Corporation Act (AktG), the beneficiary will not be entitled to performance shares.
If a cumulative absence of more than 90 days occurs during the four-year vesting period/performance period, the beneficiary is entitled to a precise daily pro rata amount of performance shares. Absence is defined as either a continued period of lost w
o
rk time due to illness or inactivity of a beneficiary or employment relationship without continued pay.
If a change of control occurs during the four-year vesting period, all performance shares will become fully vested. In this case, the right to receive a specific allocation of performance shares under the LTI Plan occurs only at the end of the four-year vesting period.
As of April 1, 2019, a total of 22,763 treasury shares were allocated to beneficiaries with 9,347 performance shares allocated to the Management Board, 11,306 performance shares allocated to the Senior Management Group and 2,110 to performance shares allocated to selected employees of the Company who are not members of the Senior Management Group. The stated number of shares allocated is based on the 100% target achievement of the performance criteria and a company factor of 1. The fair value of the performance shares on the grant date was € 106.85 per share. From the grant date until December 31, 2019, one beneficiary left MorphoSys resulting in the forfeiture of 137 performance shares. For the calculation of personnel expenses from share-based payment under the 2019 LTI Plan, the assumption is that four beneficiaries would leave the Company during the four-year period.
In 2019, personnel expenses resulting from performance shares under the Group’s 2019 LTI Plan amounted to € 1,294,974.
The fair value of the performance shares from the Long-Term Incentive Plans 2015 until 2019 has been determined using a Monte Carlo simulation. The expected volatility is based on the development of the share volatility of the last four years. Furthermore, the calculation of fair value equally considered the performance criteria of the absolute and relative performance of MorphoSys shares compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The parameters of each program are listed in the table below.

	April 2016 Long-Term Incentive Program	April 2017 Long-Term Incentive Program	April 2018 Long-Term Incentive Program	April 2019 Long-Term Incentive Program
Share Price on Grant Date in €	43.28	55.07	81.05	85.00
Exercise Price in €	n/a	n/a	n/a	n/a
Expected Volatility of the MorphoSys share in %	34.64	37.49	35.95	37.76
Expected Volatility of the Nasdaq Biotech Index in %	23.39	25.07	25.1	18.61
Expected Volatility of the TecDAX Index in %	17.01	16.94	17.73	26.46
Performance Term of Program in Years	4.0	4.0	4.0	4.0
Dividend Yield in %	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	0.05	between 0.03 and 0.23	between 0.02 and 0.15	between 0.02 and 0.13
7.3.7	MORPHOSYS US INC. – 2019 LONG-TERM INCENTIVE PROGRAM
On April 1, 2019, MorphoSys established a Long-Term Incentive Plan (LTI Plan) for the President and selected employees of MorphoSys US Inc. (beneficiaries). In accordance with IFRS 2, this program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The plan has a term of four years and comprises four one-year
performance periods. If the predefined performance criteria for the respective period are fully met, 25% of the performance shares become vested in each year. The number of shares vested per year is calculated based on key performance criteria of MorphoSys US Inc. during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 0% of the defined per
f
ormance criteria are met in any one year, no shares will be vested for that year. After the end of each one-year
performance period, there is a
six-month
period during which the performance shares can be transferred from the Company to the beneficiaries.
If the number of repurchased shares is not sufficient for servicing the LTI Plan, MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the average market price of one share of the Company in the XETRA closing auction on the Frankfurt Stock Exchange during the 30 trading days preceding the grant of the performance shares.
If a beneficiary loses his or her position or ends his or her employment at MorphoSys US Inc. before the end of the performance period, the beneficiary will be entitled to performance shares determined on a precise daily pro rata basis for performance periods that have ended or started.
As of April 1, 2019, a total of 14,283 treasury shares has been allocated to US beneficiaries, of which 5,065 treasury share were granted to the President and 9,218 to selected employees of MorphoSys US Inc. The stated number of shares allocated is based on 100% target achievement. The fair value of the performance shares on December 31, 2019 was € 126.80 per share. From April 1 to December 31, 2019, one US beneficiary had left MorphoSys US Inc. resulting in the forfeiture of 1.815 performance shares. For the calculation of personnel expenses resulting from share-based payment under the 2019 LTI Plan, the assumption is that one beneficiary would leave the Company during the four-year period.
In 2019, personnel expenses resulting from performance shares under the MorphoSys US Inc.’s 2019 LTI Plan amounted to € 1,076,158.

7.3.8	SHARE PLAN
On September 10, 2018, MorphoSys established a share plan for one employee of MorphoSys US Inc. In accordance with IFRS 2, this program was considered a share-based payment program with settlement in equity instruments (treasury shares of MorphoSys AG). The grant date was September 25, 2018. The fair value at the grant date was € 91.90 per share and the vesting period was one year. The total number of shares granted was calculated by dividing the total plan value of US$ 370,000 by the average XETRA share price on the Frankfurt Stock Exchange over the 30 trading days prior to the start date of the program (€ 102.95). As a result, the share plan thus comprised a maximum of 3,104 shares. With the end of the vesting period in 2019, all 3,104 shares were transferred to the beneficiary.

7.4	MORPHOSYS US INC. – RESTRICTED STOCK UNIT PLAN (RSUP)
On October 1, 2019, MorphoSys established a Long-Term Incentive Plan (LTI Plan) for selected employees of MorphoSys US Inc. (beneficiaries). According to IFRS 2, the program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a Restricted Stock Unit Plan (RSUP) and is paid out in shares of MorphoSys AG that are to be created from authorized capital provided predefined performance criteria have been fulfilled. The term of the plan is three years and includes three one-year
performance periods. If the predefined performance criteria for the respective period are fully met, 33.3% of the performance shares become vested in each year. The number of performance shares vested per year is calculated based on the key performance criteria of MorphoSys US Inc. and the MorphoSys share price performance during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 0% of the defined performance criteria are met in any one year, no shares will be vested for that year. At the end of the total three-year performance period, the corresponding number of shares eventually vested is calculated, and the shares created from authorized capital are transferred from the Company to the beneficiaries.
MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash at the end of the performance period, equal to the value of the performance shares granted.
If a beneficiary loses his or her position or terminates his or her employment with MorphoSys US Inc. prior to the end of a one-year
performance period, the beneficiary loses his or her entitlement to a pro rata number of performance shares in the relevant one-year
performance period and for future performance periods. The beneficiary retains the entitlements from previously completed one-year
performance periods.
As of October 1, 2019, 14,990 “Restricted Shares” were granted to US beneficiaries. The stated number of shares granted is based on 100% target achievement. The fair value of the performance shares as of October 1, 2019 was € 98.10 per share. From October 1, 2019 to December 31, 2019, no US beneficiary had left MorphoSys US Inc. and therefore no restricted shares were forfeited. For the calculation of personnel expenses resulting from share-based payment under the 2019 LTI Plan, the assumption is that one beneficiary would leave the Company during the four-year period.
In 2019, personnel expenses resulting from performance shares under the MorphoSys US Inc.’s 2019 RSUP amounted to € 296,415.

7.5	RELATED PARTIES
Related parties that can be influenced by the Group or can have a significant influence on the Group can be divided into subsidiaries, members of the Supervisory Board, members of management in key positions and other related entities.

The Group engages in business relationships with members of the Management
Board
and Supervisory Board as related parties responsible for the planning, management and monitoring of the Group. In addition to cash compensation, the Group has granted the Management Board convertible bonds and performance shares. The tables below s
h
ow the shares, stock options, convertible bonds and performance shares held by the members of the Management Board and Supervisory Board, as well as the changes in their ownership during the 2019 financial year.

SHARES
	01/01/2019	Additions	Sales	12/31/2019
Management Board
Dr. Jean-Paul Kress 1	-	0	0	0
Jens Holstein	17,017	39,808	37,308	19,517
Dr. Malte Peters	12,818	0	9,505	3,313
Dr. Markus Enzelberger	1,676	1,837	1,837	1,676
Dr. Simon Moroney 2	483,709	0	0	-

Total	515,220	41,645	48,650	24,506

Supervisory Board
Dr. Marc Cluzel	500	250	0	750
Dr. Frank Morich	1,000	0	0	1,000
Michael Brosnan	0	0	0	0
Sharon Curran 3	-	0	0	0
Dr. George Golumbeski	0	0	0	0
Wendy Johnson	500	0	0	500
Krisja Vermeylen	350	0	0	350

Total	2,350	250	0	2,600

STOCK OPTIONS
	01/01/2019	Additions	Forfeitures	Exercises	12/31/2019
Management Board
Dr. Jean-Paul Kress 1	-	57,078	0	0	57,078
Jens Holstein	14,673	6,936	0	0	21,609
Dr. Malte Peters	14,673	6,936	0	0	21,609
Dr. Markus Enzelberger	11,742	6,936	0	0	18,678
Dr. Simon Moroney 2	22,395	10,587	0	0	-

Total	63,483	88,473	0	0	118,974

CONVERTIBLE BONDS
	01/01/2019	Additions	Forfeitures	Exercises	12/31/2019
Management Board
Dr. Jean-Paul Kress 1	-	0	0	0	0
Jens Holstein	30,000	0	0	30,000	0
Dr. Malte Peters	0	0	0	0	0
Dr. Markus Enzelberger	0	0	0	0	0
Dr. Simon Moroney 2	88,386	0	0	0	-

Total	118,386	0	0	30,000	0

PERFORMANCE SHARES
	01/01/2019	Additions	Forfeitures	Allocations 4	12/31/2019
Management Board
Dr. Jean-Paul Kress 1	-	0	0	0	0
Jens Holstein	17,936	2,065	0	7,308	12,693
Dr. Malte Peters	5,132	2,065	0	0	7,197
Dr. Markus Enzelberger	7,031	2,065	0	1,837	7,259
Dr. Simon Moroney 2	27,050	3,152	0	0	-

Total	57,149	9,347	0	9,145	27,149

1	Dr. Jean-Paul Kress has joined the Management Bo a rd of MorphoSys AG on September 1, 2019.
2
Dr. Simon Moroney resigned from the management board and his function as Chief Executive Officer as of August 31, 2019. Changes in the number of shares after resignation from the Management Board of MorphoSys AG are not presented in the tables.

3	Sharon Curran has joined the Supervisory Board of MorphoSys AG on June 14, 2019.
4	Allocations are made as soon as performance shares are transferred within the six-month exercise period after the end of the four-year waiting period.
The Supervisory Board of MorphoSys AG does not hold any stock options, convertible bonds or performance shares.
The remuneration system for the Management Board is intended to encourage sustainable, results-oriented corporate governance. The Management Board’s total remuneration consists of several components, including fixed compensation, an annual cash bonus that is dependent upon the achievement of corporate targets (short-term incentives – STI), variable compensation components with long-term incentives (LTI) and other remuneration components. Variable remuneration components with long-term incentive consist of Long-Term Incentive plans (LTI Plan) from previous years and the current year, a convertible bond program from 2013 and stock option plans from the prior and current years. The members of the Management Board additionally receive fringe benefits in the form of benefits in kind, essentially consisting of a company car and insurance premiums. All total remuneration packages are reviewed annually by the Remuneration and Nomination Committee and compared to an annual Management Board remuneration analysis to check the scope and appropriateness of the remuneration packages. The amount of remuneration paid to members of the Management Board is based largely on the duties of the respective Management Board member, the financial situation and the performance and business outlook for the Company versus its competition. All resolutions on adjustments to the overall remuneration packages are passed by the plenum of the Supervisory Board. The Management Board’s total remuneration package and the index-linked pension contracts were thoroughly reviewed and then adjusted by the Supervisory Board in 2019.
If a Management Board member’s service contract terminates due to death, the member’s spouse or life partner is entitled to the fixed monthly salary for the month of death and the 12 months thereafter. In the event of a change of control, Management Board members are entitled to exercise their extraordinary right to terminate their service contracts and receive any outstanding fixed salary and the annual bonus for the remainder of the agreed contract period, but at least 200% of the annual gross fixed salary and the annual bonus. M
o
reover, in such a case, all stock options and performance shares granted will become vested immediately and can be ex
e
rcised after the expiration of the statutory vesting periods. A change of control has occurred when (i) MorphoSys transfers assets or a substantial portion of its assets to unaffiliated third parties, (ii) MorphoSys merges with an unaffiliated company, (iii) an agreement pursuant to Section 291 AktG is entered into with MorphoSys as a dependent company, MorphoSys is integrated under Section 319 AktG or (iv) a shareholder or third party holds 30% or more of MorphoSys’s voting rights.
Whereas the management report presents the remuneration of the Management Board and Supervisory Boards as members in key management positions in accordance with the provisions of the German Corporate Governance Code, the following tables show the expense-based view in accordance with IAS 24.

MANAGEMENT BOARD REMUNERATION FOR THE YEARS 2019 AND 2018 (IAS 24):

	Dr. Jean-Paul Kress Chief Executive Officer		Jens Holstein Chief Financial Officer		Dr. Malte Peters Chief Development Officer
	Appointment: September 1, 2019
	2018	2019	2018	2019	2018	2019
Fixed Compensation	0	233,333	402,235	418,324	397,800	413,712
Fringe Benefits	0	93,551	46,725	44,090	30,613	32,892
One -Year Variable Compensation	0	196,000	337,877	351,392	334,152	347,518
One-Time Bonus	0	1,000,000	0	500,000	-	500,000

Total Short-Term Employee Benefits (IAS 24.17 (a))	0	1,522,884	786,837	1,313,806	762,565	1,294,122

Service Cost	0	44,965	111,233	114,224	76,190	77,787

Total Benefit Expenses – Post-Employment Benefits (IAS 24.17 (b))	0	44,965	111,233	114,224	76,190	77,787

Termination Benefits	0	0	0	0	0	0
Total Termination Benefits (IAS 24.17 (d))	0	0	0	0	0	0

One-Time Bonus in Shares	0	0	358,857	0	354,900	0
Multi-Year Variable Compensation 1:
2014 Long-Term Incentive Program (Vesting Period 4 Years)	0	0	994	0	0	0
2015 Long-Term Incentive Program (Vesting Period 4 Years)	0	0	18,257	1,180	0	0
2016 Long-Term Incentive Program (Vesting Period 4 Years)	0	0	56,632	22,320	0	0
2017 Long-Term Incentive Program (Vesting Period 4 Years)	0	0	68,437	34,457	68,437	34,457
2018 Long-Term Incentive Program (Vesting Period 4 Years)	0	0	91,595	66,087	91,595	66,087
2019 Long-Term Incentive Program (Vesting Period 4 Years)	0	0	0	97,952	0	97,952
2017 Stock Option Plan (Vesting Period 4 Years)	0	0	53,441	26,906	53,441	26,906
2018 Stock Option Plan (Vesting Period 4 Years)	0	0	89,593	64,642	89,593	64,642
2019 Stock Option Plan (Vesting Period 4 Years)	0	422,919	0	97,978	0	97,978

Total Share-Based Payment (IAS 24.17 (e))	0	422,919	737,806	411,522	657,966	388,022

Total Compensation	0	1,990,768	1,635,876	1,839,552	1,496,721	1,759,931

Dr. Markus Enzelberger Chief Scientific Officer		Dr. Simon Moroney 2 Chief Executive Officer		Total
		Resignation: August 31, 2019
2018	2019	2018	2019	2018	2019
321,300	334,152	542,074	372,154	1,663,409	1,771,675
31,211	31,365	32,654	28,304	141,203	230,202
269,892	280,688	455,343	328,859	1,397,264	1,504,457
-	200,000	0	-	0	2,200,000

622,403	846,205	1,030,071	729,317	3,201,876	5,706,334

68,515	69,805	158,788	107,263	414,726	414,044

68,515	69,805	158,788	107,263	414,726	414,044

0	104,483	0	1,086,602	0	1,191,085
0	104,483	0	1,086,602	0	1,191,085

286,650	0	483,616	-	1,484,023	0
			0
0	0	1,452	-	2,446	0
0	0	26,657	1,723	44,914	2,903
0	0	86,435	36,266	143,067	58,586
105,222	23,301	104,449	74,654	346,545	166,869
91,595	74,512	140,040	167,489	414,825	374,175
0	123,292	0	336,791	0	655,987
82,185	18,199	81,566	58,298	270,633	130,309
89,593	72,888	136,980	163,791	405,759	365,963
0	123,284	0	336,772	0	1,078,931

655,245	435,476	1,061,195	1,175,784	3,112,212	2,833,723

1,346,163	1,455,969	2,250,054	3,098,966	6,728,814	10,145,186

1
The fair value was determined pursuant to the regulations of IFRS 2 „share-based payment“. This table shows the pro-rata
share of personnel expenses resulting from share-based payment for the respective financial year. Further details can be found in Sections 7.1, 7.2 und 7.3.

2
Dr. Simon Moroney resigned from the management board and his function as Chief Executive Officer as of August 31, 2019. Due to his many years of service for the Company, the Supervisory Board decided that Dr. Simon Moroney will be entitled not only to a pro-rated
share but to the entire long-term share-based compensation components granted (stock options and performance shares) – provided that all other conditions of the plans are fulfilled.

In the years 2019 and 2018, there were no other long-term benefits in accordance with IAS 24.17 (c) accruing to the Management Board or Supervisory Board. No benefits upon termination of service in accordance with IAS 24.17 (d) were accrued for the Supervisory Board in the years 2019 and 2018.
On October 1, 2019, the new CEO Dr. Jean-Paul Kress (CEO since September 1, 2019) was granted stock options valued at € 1,500,000.00 and an additional one-time,
sign-on
stock option package worth € 500,000.00 for a total of 57,078 stock options.
In 2019, the total remuneration for the Supervisory Board, excluding reimbursed travel costs, amounted to € 633,597 (2018: € 525,428).
SUPERVISORY BOARD REMUNERATION FOR THE YEARS 2019 AND 2018:

	Fixed Compensation		Attendance Fees 1		Total Compensation
in €	2019	2018	2019	2018	2019	2018
Dr. Marc Cluzel	104,210	76,742	44,400	32,400	148,610	109,142
Dr. Frank Morich	70,926	61,004	33,600	23,200	104,526	84,204
Michael Brosnan	51,284	28,961	34,000	18,600	85,284	47,561
Sharon Curran 2	27,791	-	11,600	-	39,391	-
Dr. George Golumbeski	51,284	28,961	31,600	25,200	82,884	54,161
Wendy Johnson	47,618	46,160	35,600	37,400	83,218	83,560
Krisja Vermeylen	57,284	49,916	32,400	24,400	89,684	74,316
Dr. Gerald Möller 3	-	36,558	-	11,800	-	48,358
Klaus Kühn 3	-	17,326	-	6,800	-	24,126

Total	410,397	345,628	223,200	179,800	633,597	525,428

1	The attendance fee contains expense allowances for the attendance at the Supervisory Board and the Committee meetings.
2	Sharon Curran has joined the Supervisory Board of MorphoSys AG on June 14, 2019.
3	Dr. Gerald Möller and Klaus Kühn have left the Supervisory Board of MorphoSys AG on May 17, 2018.
No other agreements currently exist with present or former members of the Supervisory Board.
As of December 31, 2019, the Senior Management Group held 100,832 stock options (December 31, 2018: 72,604 stock options), 11,233 convertible bonds (December 31, 2018: 11,233 convertible bonds) and 63,786 performance shares (December 31, 2018: 83,660 performance shares), granted by the Company. On December 31, 2019, the President of MorphoSys US Inc. held 5,065 performance shares (December 31, 2018: 0 performance shares) granted to him by the Company.
In 2019, a new stock option plan and a new performance share program were issued to the Senior Management Group (see Notes 7.1.3 and 7.3.6), as well as a new performance share program to the President of MorphoSys US Inc. (see Note 7.3.7).
On April 1, 2019, the Senior Management Group was allocated 18,798 shares under the 2015 LTI Plan and had the option to receive these shares within eight months. As of December 31, 2019, the Senior Management Group exercised the option for 18,798 shares.